Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments
2 4 .	Share-based payments

(a)	Share incentive plan
The Group adopted three stock incentive plans since inception. The 2011 Stock Incentive Plan and 2012 Share Incentive Plan each terminated at the end of their respective ten-year terms and some grants from each of these plans are still outstanding as of December 31, 2023.
In July 2014, the Group adopted the 2014 Stock Incentive Plan (the “2014 Plan”), in which the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Group’s then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.
No share incentive plan was adopted for the years ended 2021, 2022 and 2023.
The expiration dates of the options were 5 to 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period ranged from 3 to 9 months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders’ return to service to the Group. The vesting schedule shall be extended by the length of the suspension.

In the event of termination of the option holders’ continuous service for cause, the option holders’ right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Group shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The share option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Group to exercise voting rights with respect to the shares.
The Group uses the Binomial model to determine the estimated fair value for each option granted with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and
29
% for 2021, nil and
26
% for 2022, and nil and
23
% for 2023, respectively.

The share option as of December 31, 2023 is as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
Outstanding as of December 31, 2022	5,806,691	61.51	6.43 years

Forfeited	—
Exercised	—

Outstanding as of December 31, 2023	5,806,691	61.51	5.49 years	41.09	27.29	158,447

Non-vested as of December 31, 2023	1,862,426
Options vested and expected to vest as of December 31, 2023	5,806,691	61.51	5.49 years	41.09	27.29	158,447
Exercisable as of December 31, 2023	3,944,265	58.99	5.25 years	39.35	29.81	117,579
For the years ended December 31, 2021, 2022 and 2023, the Group recognized share-based payment expenses of RMB247,648, RMB261,869 and RMB283,630 in connection with the share options granted to key management and employees, respectively. The total fair value of shares vested during the years ended December 31, 2021, 2022 and 2023 was RMB471,325, RMB261,266 and RMB283,039, respectively.
As of December 31, 2022 and 2023, there was RMB824,818 and RMB586,401 unrecognized compensation cost related to unvested share options granted, respectively. The unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average period of 2 years on a straight-line basis schedule as of December 31, 2023.

(b)	Non-vested shares
During the years ended December 31, 2021, 2022 and 2023, a total of
1,583,290
, 1,950,761 and 2,894,700
non-vested
shares were granted to executive officers and employees under the 2014 Plan, respectively.
Most of the
non-vested
shares granted have a vesting period of four years of employment services with the first one-fourth
vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly or annually basis over a three-year period ending on the fourth anniversary of the grant date.
The
non-vested
shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested
shares. In the event a
non-vested
shareholder’s employment for the Group is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested
shares will terminate effectively. The outstanding
non-vested
shares shall be forfeited and automatically transferred to and reacquired by the Group without any consideration.

For the years ended December 31, 2022 and 2023, the
non-vested
shares movement was as follows:

Non-vested shares outstanding
Outstanding as of December 31, 2021	2,635,774

Granted	1,950,761
Vested	(1,084,205)
Forfeited	(534,238)

Outstanding as of December 31, 2022	2,968,092

Granted	2,894,700
Vested	(1,034,612)
Forfeited	(502,815)

Outstanding as of December 31, 2023	4,325,365

The Group recognized compensation expense over the four year service periods on a straight-line basis, and applied a forfeiture rate of nil for key management for 2021, 2022 and 2023, while the forfeiture rate
w
as
 29%, 26% and 23% for employees for the years ended December 31, 2021, 2022 and 2023, respectively. The aggregate fair value of the restricted shares at grant dates was RMB1,357,118, RMB601,010 and RMB1,549,568 during the years ended December 31, 2021, 2022 and 2023, respectively. The fair value of non-vested
shares are measured at the respective market price of the Company’s ordinary shares on the grant-dates.
For the years ended December 31, 2021, 2022 and 2023, the Group recognized share-based payment expenses of RMB611,572, RMB593,061 and RMB784,981 in connection with the non-vested
shares granted to employees, respectively.
As of December 31, 2022 and 2023, there was RMB1,368,651 and RMB1,738,793 unrecognized compensation cost related to non-vested
shares which is expected to be recognized over a weighted average vesting period of 2.40 years and 2.60 years, respectively. The weighted average grant date fair value per share of non-vested
shares granted during the years ended December 31, 2021, 2022 and 2023 were US$132.92 (approximately RMB857.15), US$46.43 (approximately RMB308.09) and US$76.49 (approximately RMB535.31), respectively.

(c)	Share-based awards relating to Shan Shan Outlets
In December 2019, Shan Shan Outlets, a wholly-owned subsidiary of the Group, adopted a Stock Incentive Plan (“the Shan Shan Plan”), which provided up to an aggregate of RMB150,000,000, representing 15% of the equity interest of the Shan Shan Outlets as share-based compensation to employees, external assigned employees and other eligible personal. The maximum contractual term of the Shan Shan Plan is 10 years.
In December 2019, 7.5% of the equity interest of the Shan Shan Outlets share options were granted to its executive officer under the Shan Shan Plan. In August 2020, 0.1484% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan. In February and August 2021, 0.4208% and 0.7611% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan, respectively. In January and July 2022, 1.3538% and 1.2283% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan, respectively. In January 2023, 0.8680 % of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan.
The vesting period is generally 4 years of employment services where 25% to 100% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.

No consideration will be transferred to the Group upon exercise, where the Group
shall repurchase the shares at a price determined based on Shan Shan Outlet’s
3-year-audited-average
net profit. Accordingly, the award is classified as a liability award with fair value recognized at each period end, and the fair value change due to re-measurement
is recognized in the general and administrative expenses. For the years ended December 31, 2021, 2022 and 2023, the Group recognized share-based payment expenses of RMB150,793, RMB352,651 and RMB441,195 in connection with the share options granted. For the years ended December 31, 2021, 2022 and 2023, the
G
roup
Outlets repurchased nil, nil and RMB66,829 in connection with the share options granted.
The Group uses the Monte Carlo Simulation Mode to determine the estimated fair value for share- based compensation liability below with the assistance of an independent valuation firm as of December 31, 2021, 2022 and 2023.
The assumptions used in determining the fair value of the share-based awards as of December 31, 2021, 2022 and 2023 were as follows:

Assumptions	2021	2022	2023
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.28%~2.52%	1.82%~2.39%	2.17%~2.35%
Expected volatility	36.40%~40.10%	39.51%~44.69%	32.95%~38.74%
Total fair value of share-based awards	551,040	832,456	1,097,668
Notes:

(1)	Expected dividend yield:
The expected dividend yield was estimated by the Group based on Shan Shan Outlet’s dividend policy over the expected life of the awards.

(2)	Risk-free interest rate:
Risk-free interest rate was estimated based on the China Government Bonds with a maturity life equal to the time period of the simulation as of the valuation date.

(3)	Expected volatility:
The expected volatility was estimated based on the
3-year
average annualized volatility of comparable companies’ revenue.

(d)	Share based compensation expenses
For the years ended December 31, 2021, 2022 and 2023, share based compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fulfillment expenses	(88,985)	(74,063)	(77,926)
Marketing expenses	(26,834)	(14,630)	(33,379)
Technology and content expenses	(252,730)	(242,714)	(330,197)
General and administrative expenses	(641,464)	(876,174)	(1,068,304)

	(1,010,013)	(1,207,581)	(1,509,806)